Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Income Tax Schedule Of Deferred Tax Assets And Liabilities 1		$ 3,959,704
Income Tax Schedule Of Deferred Tax Assets And Liabilities 2		2,715,994
Income Tax Schedule Of Deferred Tax Assets And Liabilities 3		(3,959,704)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 4		(2,715,994)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 5		0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 6		$ 0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 1	$ 4,567,920
Income Tax Schedule Of Deferred Tax Assets And Liabilities 2	3,959,704
Income Tax Schedule Of Deferred Tax Assets And Liabilities 3	(4,567,920)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 4	(3,959,704)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 6	$ 0